Income Taxes - Schedule of Loss Before Provision (benefit) for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (7,372,032)	$ (3,006,861)
Foreign	(583,381)	(806,689)
Total Loss before Income Taxes	$ (7,955,413)	$ (3,813,550)